Transactions and balances with related parties - balances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Outstanding balances with related parties
Borrowings	€ 3,056
MTN
Disclosure of transactions between related parties [line items]
Prepayments by related party for employee purchases	890	€ 1,166
Outstanding balances with related parties
Trade and other receivables	371	262
Total Assets	371	262
Trade and other payables		191
Deferred income, related party		1,166
Total Liabilities		1,357
Income and expense amounts with related parties
Revenue		661
Expenses	(478)	(487)
Net profit and loss	€ (478)	€ 174